INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
Schedule of inventories
	June 30,2024 US$‘000	December 31, 2023 US$‘000
Raw materials and consumables	12,051	10,053
Work-in-progress	5,287	4,498
Finished goods	5,618	5,382

	22,956	19,933